Trading Revenues - Summary of Trading Revenues (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Trading income (expense) [abstract]
Total	$ 2,033	$ 2,411	$ 1,488
Trading-related revenue (Non-TEB) [Member]
Trading income (expense) [abstract]
Non-interest income	136	112	67
Trading revenues	2,033	2,411	1,488
Other fees and commissions	185	205	379
Total	$ 2,354	$ 2,728	$ 1,934